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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21483
                                   ---------------------------------------------

                                 Veracity Funds
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    401 W. Main Street, Suite 2100    Louisville, Kentucky        40202
--------------------------------------------------------------------------------
         (Address of principal executive offices)               (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460
                                                     ---------------------------

Date of fiscal year end:     February 28, 2007
                         ---------------------------------------------

Date of reporting period:    November 30, 2006
                          --------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
================================================================================
   SHARES  COMMON STOCKS - 95.7%                                       VALUE
--------------------------------------------------------------------------------
           CONSUMER DISCRETIONARY - 9.3%
   29,543  Bob Evans Farms, Inc.                                  $   1,003,576
   80,038  Borders Group, Inc.                                        1,832,870
   19,400  CEC Entertainment, Inc.(a)                                   772,314
   93,916  Champion Enterprises, Inc.(a)                                878,115
   77,120  Entercom Communications Corp.                              2,078,384
   23,419  Geo Group, Inc. (The)(a)                                     879,618
  128,521  IKON Office Solutions, Inc.                                2,078,185
   44,282  MarineMax, Inc.(a)                                         1,189,414
   38,691  Media General, Inc. - Class A                              1,429,632
   20,469  Meritage Homes Corp.(a)                                      993,975
   95,048  New York & Co., Inc.(a)                                    1,231,822
   33,976  Payless ShoeSource, Inc.(a)                                1,059,711
   76,392  Standard Pacific Corp.                                     1,960,219
                                                                 ---------------
                                                                     17,387,835
                                                                 ---------------
           CONSUMER STAPLES - 3.4%
   31,760  J & J Snack Foods Corp.                                    1,215,773
   36,496  Longs Drug Stores Corp.                                    1,499,620
  118,206  Pathmark Stores, Inc.(a)                                   1,334,546
   38,811  Pilgrim's Pride Corp.                                        990,457
   76,118  Smart & Final, Inc.(a)                                     1,374,691
                                                                 ---------------
                                                                      6,415,087
                                                                 ---------------
           ENERGY - 3.5%
   41,710  Carrizo Oil & Gas, Inc.(a)                                 1,388,943
   22,272  Holly Corp.                                                1,202,911
   43,755  NATCO Group, Inc. - Class A(a)                             1,508,235
   52,435  Parallel Petroleum Corp.(a)                                1,035,591
  116,025  PetroQuest Energy, Inc.(a)                                 1,454,953
                                                                 ---------------
                                                                      6,590,633
                                                                 ---------------
           FINANCIALS - 30.1%
   30,206  Advanta Corp. - Class B                                    1,377,998
   14,903  Affiliated Managers Group, Inc.(a)                         1,521,745
  115,652  American Equity Investment Life Holding Co.                1,503,476
   38,078  American Home Mortgage Investment Corp.                    1,346,819
  142,531  Annaly Capital Management, Inc.                            1,992,583
   48,377  Argonaut Group, Inc.(a)                                    1,639,013
   49,172  Assured Guaranty Ltd.                                      1,271,096
   29,303  BioMed Realty Trust, Inc.                                    884,951
   39,453  Calamos Asset Management, Inc.                             1,084,168
   53,126  Central Pacific Financial Corp.                            1,990,631
   39,200  Citizens Banking Corp.                                     1,052,128
   43,283  CompuCredit Corp.(a)                                       1,630,038
  112,340  Dime Community Bancshares                                  1,580,624
   99,316  Doral Financial Corp.                                        402,230

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES  COMMON STOCKS - 95.7% (CONTINUED)                           VALUE
--------------------------------------------------------------------------------
           FINANCIALS - 30.1% (CONTINUED)
   26,781  Downey Financial Corp.                                 $   1,949,657
   42,259  Equity Inns, Inc.                                            687,977
   22,899  FirstFed Financial Corp.(a)                                1,488,893
   47,794  FirstMerit Corp.                                           1,132,718
   45,985  First Midwest Bancorp, Inc.                                1,712,941
   79,181  Greater Bay Bancorp                                        2,038,119
   30,591  Hanover Insurance Group, Inc.                              1,449,402
   38,503  Health Care REIT, Inc.                                     1,614,431
   49,578  Highland Hospitality Corp.                                   703,016
   27,797  IndyMac Bancorp, Inc.                                      1,277,272
   29,269  International Bancshares Corp.                               904,705
   58,848  Irwin Financial Corp.                                      1,296,421
   42,098  MAF Bancorp, Inc.                                          1,851,891
   28,144  Navigators Group, Inc. (The)(a)                            1,302,223
  111,843  NorthStar Realty Finance Corp.                             1,774,948
   26,450  Odyssey Re Holdings Corp.                                    932,891
   27,307  PFF Bancorp, Inc.                                            901,131
   18,850  RLI Corp.                                                  1,042,594
   79,013  South Financial Group, Inc. (The)                          2,053,548
   43,778  Sterling Financial Corp.                                   1,468,752
   62,222  Trustmark Corp.                                            2,029,682
   52,926  United America Indemity Ltd. - Class A(a)                  1,327,913
   35,181  United Fire & Casualty Co.                                 1,241,889
   50,232  Washington Federal, Inc.                                   1,167,392
   30,693  Washington Real Estate Investment Trust                    1,315,809
   44,232  Whitney Holding Corp.                                      1,425,597
   17,532  World Acceptance Corp.(a)                                    795,777
                                                                 ---------------
                                                                     56,165,089
                                                                 ---------------
           HEALTH CARE - 5.1%
   18,969  Genesis HealthCare Corp.(a)                                  878,265
   49,743  LifePoint Hospitals, Inc.(a)                               1,726,580
   82,269  Option Care, Inc.                                          1,158,347
   53,173  Owens & Minor, Inc.                                        1,649,958
   71,230  STERIS Corp.                                               1,833,460
   51,959  Symmetry Medical, Inc.(a)                                    706,123
   36,391  Varian, Inc.(a)                                            1,604,115
                                                                 ---------------
                                                                      9,556,848
                                                                 ---------------
           INDUSTRIALS - 17.0%
  111,841  BE Aerospace, Inc.(a)                                      2,931,353
   40,832  Bucyrus International, Inc. - Class A                      1,743,526
  110,037  Comfort Systems USA, Inc.                                  1,484,399
   58,675  Curtiss-Wright Corp.                                       2,085,896
   32,124  EMCOR Group, Inc.(a)                                       1,916,839
   96,604  Entegris, Inc.(a)                                          1,029,799
   28,846  Esterline Technologies Corp.(a)                            1,123,263
   33,693  Foster Wheeler Ltd.(a)                                     1,819,422
   37,885  Genesee & Wyoming, Inc. - Class A(a)                       1,017,591

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES  COMMON STOCKS - 95.7% (CONTINUED)                           VALUE
--------------------------------------------------------------------------------
           INDUSTRIALS - 17.0% (CONTINUED)
   24,422  Granite Construction, Inc.                             $   1,260,175
   50,246  MKS Instruments, Inc.(a)                                   1,045,619
   42,366  Moog, Inc. - Class A(a)                                    1,549,748
   37,647  Perini Corp.(a)                                            1,224,281
  118,273  Quanta Services, Inc.(a)                                   2,167,944
   35,753  Shaw Group, Inc.(a)                                        1,068,657
   34,368  SkyWest, Inc.                                                867,448
   48,530  URS Corp.(a)                                               2,143,085
   25,560  Wabtec Corp.                                                 839,646
   41,850  Walter Industries, Inc.                                    2,012,567
   41,087  Washington Group International, Inc.(a)                    2,415,094
                                                                 ---------------
                                                                     31,746,352
                                                                 ---------------
           INFORMATION TECHNOLOGY - 15.4%
   78,460  ADC Telecommunications, Inc.(a)                            1,081,963
  243,779  Andrew Corp.(a)                                            2,430,477
   81,105  Aspen Technology, Inc.(a)                                    790,774
   79,220  Bell Microproducts, Inc.(a)                                  545,034
   68,556  Brooks Automation, Inc.(a)                                   957,727
   23,341  CACI International, Inc. - Class A(a)                      1,396,725
  206,323  Chordiant Software, Inc.(a)                                  631,348
   49,703  CommScope, Inc.(a)                                         1,499,539
   34,160  Comtech Telecommunications Corp.(a)                        1,213,363
  123,069  Cypress Semiconductor Corp.(a)                             2,140,170
   57,119  Electronics for Imaging, Inc.(a)                           1,399,415
   54,187  Fairchild Semiconductor International, Inc.(a)               884,332
   34,950  Hyperion Solutions Corp.(a)                                1,284,762
   49,291  Komag, Inc.(a)                                             1,946,009
  234,724  Lawson Software, Inc.(a)                                   1,746,347
   47,087  MPS Group, Inc.(a)                                           705,834
  103,915  Parametric Technology Corp.(a)                             2,011,794
  131,683  Perot Systems Corp. - Class A(a)                           2,070,057
   60,897  Photronics, Inc.(a)                                          960,346
   57,998  Plexus Corp.(a)                                            1,400,652
   70,850  Sybase, Inc.(a)                                            1,696,149
                                                                 ---------------
                                                                     28,792,817
                                                                 ---------------
           MATERIALS - 3.7%
   45,388  Airgas, Inc.                                               1,931,259
    7,277  Carpenter Technology Corp.                                   777,256
  152,925  Chemtura Corp.                                             1,480,314
   54,791  Commercial Metals Co.                                      1,591,679
   29,075  Foundation Coal Holdings, Inc.                             1,078,973
                                                                 ---------------
                                                                      6,859,481
                                                                 ---------------

VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES  COMMON STOCKS - 95.7% (CONTINUED)                           VALUE
--------------------------------------------------------------------------------
           TELECOMMUNICATIONS SERVICES - 1.4%
   90,017  Brightpoint, Inc.(a)                                   $   1,243,135
  294,530  Cincinnati Bell, Inc.(a)                                   1,331,276
                                                                 ---------------
                                                                      2,574,411
                                                                 ---------------
           UTILITIES - 6.8%
   25,078  ALLETE, Inc.                                               1,169,387
   64,182  Cleco Corp.                                                1,644,985
   45,016  IDACORP, Inc.                                              1,800,190
  116,952  MasTec, Inc.(a)                                            1,319,219
   29,334  New Jersey Resources Corp.                                 1,518,034
   42,979  Northwest Natural Gas Co.                                  1,772,454
   60,756  PNM Resources, Inc.                                        1,865,209
   56,632  Vectren Corp.                                              1,616,844
                                                                 ---------------
                                                                     12,706,322
                                                                 ---------------

           TOTAL COMMON STOCKS (Cost $166,361,718)                $ 178,794,875
                                                                 ---------------
================================================================================
   SHARES  MONEY MARKET FUNDS - 3.4%                                  VALUE
--------------------------------------------------------------------------------
6,255,456  First American Treasury Obligations Fund - Class Y
            (Cost $6,255,456)                                     $   6,255,456
                                                                 ---------------

           TOTAL INVESTMENT SECURITIES AT VALUE - 99.1%
            (Cost $172,617,174)                                   $ 185,050,331

           OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%               1,741,555
                                                                 ---------------

           NET ASSETS - 100.0%                                    $ 186,791,886
                                                                 ===============

     (a) Non-income producing security.

See accompanying notes to Portfolio of Investments.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

     Securities of Veracity Small Cap Value Fund that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC ("the Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Veracity Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following information is computed on a tax basis for each item as of November 30, 2006:

                  Cost of portfolio investments        $   173,031,855
                                                     ===================

                  Gross unrealized appreciation        $    14,668,792
                  Gross unrealized depreciation             (2,650,316)
                                                     -------------------
                  Net unrealized appreciation          $    12,018,476
                                                     ===================


     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto






                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             ----------------------------------------------------



By (Signature and Title)*   /s/ Matthew G. Bevin
                          ---------------------------------------
                          Matthew G. Bevin, President


Date     January 10, 2007
     --------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ Matthew G. Bevin
                          ------------------------------------------------------
                          Matthew G. Bevin, President


Date     January 10, 2007
     --------------------------------





By (Signature and Title)*   /s/ Mark J. Seger
                          ------------------------------------------------------
                          Mark J. Seger, Treasurer


Date     January 10, 2007
     --------------------------------



* Print the name and title of each signing officer under his or her signature.